Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0000086312
Registrant Name	TRAVELERS COMPANIES, INC.
Registration File Number	333-287779
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES